Deferred Income Tax Assets and Liabilities - Summary of Deferred Income Tax Assets and Liabilities (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2022 KRW (₩)	Dec. 31, 2021 KRW (₩)		Dec. 31, 2022 USD ($)	Dec. 31, 2020 KRW (₩)
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		₩ 3,525,169	₩ 2,410,172
Total deferred income tax liabilities		(3,296,777)	(3,722,060)
Total deferred income tax liabilities (assets)		228,392	(1,311,888)
Offsetting Of Deferred Income Tax Assets And Liabilities [Abstract]
Offsetting Of Deferred Income Tax Assets		(3,274,084)	(2,251,079)
Offsetting Of Deferred Income Tax Liabilities		3,274,084	2,251,079
Net deferred tax assets and liabilities [abstract]
Total net deferred income tax assets		251,085	159,093		$ 199,245
Total net deferred income tax liabilities		(22,693)	(1,470,981)		$ (18,008)
Total net deferred income tax liabilities (assets)		228,392	(1,311,888)
Deductible Temporary Differences For Which No Deferred Tax Asset Is Recognised [Abstract]
Deductible Temporary Differences For Which No Deferred Tax Asset Is Recognised Investments In Subsidiaries And Others		1,148,089
Deductible Temporary Differences For Which No Deferred Tax Asset Is Recognised Others		96,750
Temporary Differences Associated With Investments In Subsidiaries Branches And Associates And Interests In Joint Ventures [Abstract]
Taxable Temporary Differences Associated With Investments In Subsidiaries Branches And Associates And Interests In Joint Ventures		565,035
Taxable Temporary Differences Associated With Business Combination		65,288
Allowances for credit losses
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		2,151	28,770
Total deferred income tax liabilities		(12,259)	(3,008)
Total deferred income tax liabilities (assets)		(10,108)	25,762
Impairment losses of property and equipment
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		6,088	9,198
Total deferred income tax liabilities		(1,476)	(1,833)
Total deferred income tax liabilities (assets)		4,612	7,365
Other provisions
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		195,191	178,027
Total deferred income tax liabilities		0	0
Total deferred income tax liabilities (assets)		195,191	178,027
Share based payments
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		21,406	24,249
Total deferred income tax liabilities		0	0
Total deferred income tax liabilities (assets)		21,406	24,249
Provisions for acceptances and guarantees
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		39,787	33,091
Total deferred income tax liabilities		0	0
Total deferred income tax liabilities (assets)		39,787	33,091
Gains or losses on valuation of derivatives
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		135,985	41,289
Total deferred income tax liabilities		(207,778)	(139,281)
Total deferred income tax liabilities (assets)		(71,793)	(97,992)
Present value discount
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		20,247	14,254
Total deferred income tax liabilities		(2,571)	(5,929)
Total deferred income tax liabilities (assets)		17,676	8,325
Gains or losses on fair value hedge
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		0	0
Total deferred income tax liabilities		(93,833)	(14,642)
Total deferred income tax liabilities (assets)		(93,833)	(14,642)
Deferred loan origination fees and costs
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		13,675	10,473
Total deferred income tax liabilities		(185,723)	(223,170)
Total deferred income tax liabilities (assets)		(172,048)	(212,697)
Accrued interest
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		0	0
Total deferred income tax liabilities		(168,068)	(140,852)
Total deferred income tax liabilities (assets)		(168,068)	(140,852)
Advanced depreciation provision
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		0	0
Total deferred income tax liabilities		(4,018)	(1,703)
Total deferred income tax liabilities (assets)		(4,018)	(1,703)
Gains or losses on revaluation
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		315	0
Total deferred income tax liabilities		(292,373)	(318,539)
Total deferred income tax liabilities (assets)		(292,058)	(318,539)
Investments in subsidiaries and others
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		48,693	42,547
Total deferred income tax liabilities		(203,130)	(159,411)
Total deferred income tax liabilities (assets)		(154,437)	(116,864)
Gains or losses on valuation of security investment
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		1,040,989	104,168
Total deferred income tax liabilities		(278,334)	(1,192,004)
Total deferred income tax liabilities (assets)		762,655	(1,087,836)
Defined benefit liabilities
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		497,982	608,471
Total deferred income tax liabilities		(799)	0
Total deferred income tax liabilities (assets)		497,183	608,471
Accrued expenses
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		268,529	281,983
Total deferred income tax liabilities		0	0
Total deferred income tax liabilities (assets)		268,529	281,983
Retirement insurance expense
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		0	0
Total deferred income tax liabilities		(583,156)	(573,895)
Total deferred income tax liabilities (assets)		(583,156)	(573,895)
Adjustments to the prepaid contributions
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		0	0
Total deferred income tax liabilities		(27,986)	(29,273)
Total deferred income tax liabilities (assets)		(27,986)	(29,273)
Derivative linked securities
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		10,102	2,241
Total deferred income tax liabilities		(283,840)	(46,895)
Total deferred income tax liabilities (assets)		(273,738)	(44,654)
Others
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		1,224,029	1,031,411	[1]
Total deferred income tax liabilities		(951,433)	(871,625)	[1]
Total deferred income tax liabilities (assets)		272,596	159,786	[1]
Gross Temporary Difference Unused Tax Losses And Unused Tax Credits [Member]
Deferred tax assets and liabilities [abstract]
Total deferred income tax liabilities		(3,296,777)	(3,722,060)
Deductible temporary differences
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		3,525,169	2,410,172			₩ 2,478,283
The changes in cumulative temporary differences
Beginning		8,237,085	8,771,665
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Ending		₩ 12,494,510	₩ 8,237,085
Tax rate		26.50%	27.50%
Deductible temporary differences | Allowances for credit losses
The changes in cumulative temporary differences
Beginning		₩ 100,178	₩ 93,749
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		99,713	69,023
Increase		326	75,452
Ending		791	100,178
Deductible temporary differences | Impairment losses of property and equipment
The changes in cumulative temporary differences
Beginning		33,445	14,516
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		22,725	4,361
Increase		12,255	23,290
Ending		22,975	33,445
Deductible temporary differences | Other provisions
The changes in cumulative temporary differences
Beginning		649,447	544,705
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		625,770	527,058
Increase		715,694	631,800
Ending		739,371	649,447
Deductible temporary differences | Share based payments
The changes in cumulative temporary differences
Beginning		85,308	62,085
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		74,120	55,002
Increase		69,589	78,225
Ending		80,777	85,308
Deductible temporary differences | Provisions for acceptances and guarantees
The changes in cumulative temporary differences
Beginning		120,332	61,984
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		120,332	61,984
Increase		150,140	120,332
Ending		150,140	120,332
Deductible temporary differences | Gains or losses on valuation of derivatives
The changes in cumulative temporary differences
Beginning		149,817	76,238
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		149,817	76,238
Increase		513,151	149,817
Ending		513,151	149,817
Deductible temporary differences | Present value discount
The changes in cumulative temporary differences
Beginning		51,832	62,029
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		51,586	61,783
Increase		76,153	51,586
Ending		76,399	51,832
Deductible temporary differences | Gains or losses on fair value hedge
The changes in cumulative temporary differences
Beginning		0	76,583
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease			76,583
Increase			0
Ending			0
Deductible temporary differences | Deferred loan origination fees and costs
The changes in cumulative temporary differences
Beginning		38,086	26,269
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		19,556	13,719
Increase		33,075	25,536
Ending		51,605	38,086
Deductible temporary differences | Investments in subsidiaries and others
The changes in cumulative temporary differences
Beginning		514,340	371,001
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		59,444	203,470
Increase		863,317	346,809
Ending		1,318,213	514,340
Deductible temporary differences | Gains or losses on valuation of security investment
The changes in cumulative temporary differences
Beginning		368,079	251,690
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		368,079	252,497
Increase		3,872,016	368,886
Ending		3,872,016	368,079
Deductible temporary differences | Defined benefit liabilities
The changes in cumulative temporary differences
Beginning		2,376,629	2,299,159
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		467,454	315,719
Increase		118,171	393,189
Ending		2,027,346	2,376,629
Deductible temporary differences | Accrued expenses
The changes in cumulative temporary differences
Beginning		1,026,651	1,220,283
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		1,026,591	1,220,283
Increase		1,013,263	1,026,651
Ending		1,013,323	1,026,651
Deductible temporary differences | Derivative linked securities
The changes in cumulative temporary differences
Beginning		8,147	284,370
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		8,147	284,370
Increase		38,123	8,147
Ending		38,123	8,147
Deductible temporary differences | Others
The changes in cumulative temporary differences
Beginning	[2]	3,194,675	3,648,764
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		2,306,121	554,628	[2]
Increase		2,950,445	100,539	[2]
Ending		3,838,999	3,194,675	[2]
Deductible temporary differences | Gross Temporary Difference Unused Tax Losses And Unused Tax Credits [Member]
The changes in cumulative temporary differences
Beginning		8,716,966	9,093,425
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		5,399,455	3,776,718
Increase		10,425,718	3,400,259
Ending		13,743,229	8,716,966
Deductible temporary differences | Other provisions
The changes in cumulative temporary differences
Beginning		404	3,054
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Ending		3,880	404
Deductible temporary differences | Investments in subsidiaries and others
The changes in cumulative temporary differences
Beginning		372,410	242,875
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Ending		1,148,089	372,410
Deductible temporary differences | Others
The changes in cumulative temporary differences
Beginning		107,067	75,831
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Ending		96,750	107,067
Taxable temporary differences
Deferred tax assets and liabilities [abstract]
Total deferred income tax liabilities		(3,722,060)	(3,591,024)
The changes in cumulative temporary differences
Beginning		(13,355,239)	(12,981,620)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Ending		₩ (12,206,079)	₩ (13,355,239)
Tax rate	[3]	26.50%	27.50%
Taxable temporary differences | Allowances for credit losses
The changes in cumulative temporary differences
Beginning		₩ (10,939)	₩ (12,203)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(10,939)	(12,203)
Increase		(46,262)	(10,939)
Ending		(46,262)	(10,939)
Taxable temporary differences | Impairment losses of property and equipment
The changes in cumulative temporary differences
Beginning		(3,731)	(3,935)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(283)	(204)
Increase		0	0
Ending		(3,448)	(3,731)
Taxable temporary differences | Gains or losses on valuation of derivatives
The changes in cumulative temporary differences
Beginning		(506,476)	(812,662)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(498,609)	(804,383)
Increase		(747,674)	(498,197)
Ending		(755,541)	(506,476)
Taxable temporary differences | Present value discount
The changes in cumulative temporary differences
Beginning		(21,469)	(10,916)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(21,469)	(10,916)
Increase		(9,703)	(21,469)
Ending		(9,703)	(21,469)
Taxable temporary differences | Gains or losses on fair value hedge
The changes in cumulative temporary differences
Beginning		(53,243)	0
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(53,243)	0
Increase		(354,085)	(53,243)
Ending		(354,085)	(53,243)
Taxable temporary differences | Deferred loan origination fees and costs
The changes in cumulative temporary differences
Beginning		(802,237)	(820,223)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(802,237)	(820,223)
Increase		(690,979)	(802,237)
Ending		(690,979)	(802,237)
Taxable temporary differences | Accrued interest
The changes in cumulative temporary differences
Beginning		(512,188)	(457,626)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(475,840)	(442,101)
Increase		(597,870)	(496,663)
Ending		(634,218)	(512,188)
Taxable temporary differences | Advanced depreciation provision
The changes in cumulative temporary differences
Beginning		(6,192)	(6,192)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(126)	0
Increase		(9,097)	0
Ending		(15,163)	(6,192)
Taxable temporary differences | Gains or losses on revaluation
The changes in cumulative temporary differences
Beginning		(1,158,322)	(1,162,538)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(92,944)	(48,981)
Increase		(37,914)	(44,765)
Ending		(1,103,292)	(1,158,322)
Taxable temporary differences | Investments in subsidiaries and others
The changes in cumulative temporary differences
Beginning		(964,530)	(646,676)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(87,129)	(150,480)
Increase		(434,311)	(468,334)
Ending		(1,311,712)	(964,530)
Taxable temporary differences | Gains or losses on valuation of security investment
The changes in cumulative temporary differences
Beginning		(4,267,575)	(4,425,922)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(4,263,845)	(2,552,447)
Increase		(988,618)	(2,394,100)
Ending		(992,348)	(4,267,575)
Taxable temporary differences | Defined benefit liabilities
The changes in cumulative temporary differences
Beginning		0
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		0
Increase		(3,014)
Ending		(3,014)	0
Taxable temporary differences | Retirement insurance expense
The changes in cumulative temporary differences
Beginning		(2,080,645)	(1,963,061)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(324,513)	(228,784)
Increase		(437,492)	(346,368)
Ending		(2,193,624)	(2,080,645)
Taxable temporary differences | Adjustments to the prepaid contributions
The changes in cumulative temporary differences
Beginning		(106,446)	(102,768)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(106,446)	(102,768)
Increase		(105,608)	(106,446)
Ending		(105,608)	(106,446)
Taxable temporary differences | Derivative linked securities
The changes in cumulative temporary differences
Beginning		(170,526)	(112,293)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(170,526)	(112,293)
Increase		(1,071,093)	(170,526)
Ending		(1,071,093)	(170,526)
Taxable temporary differences | Goodwill from merger
The changes in cumulative temporary differences
Beginning		(65,288)	(65,288)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Ending		(65,288)	(65,288)
Taxable temporary differences | Others
The changes in cumulative temporary differences
Beginning	[2]	(3,095,313)	(2,706,386)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease	[2]	(1,832,328)	(1,819,652)
Increase	[2]	(2,218,485)	(2,208,579)
Ending	[2]	(3,481,470)	(3,095,313)
Taxable temporary differences | Gross Temporary Difference Unused Tax Losses And Unused Tax Credits [Member]
The changes in cumulative temporary differences
Beginning		(13,825,120)	(13,308,689)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		(8,740,477)	(7,105,435)
Increase		(7,752,205)	(7,621,866)
Ending		(12,836,848)	(13,825,120)
Taxable temporary differences | Goodwill arising from the merger
The changes in cumulative temporary differences
Beginning		(65,288)	(65,288)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		0	0
Increase		0	0
Ending		(65,288)	(65,288)
Taxable temporary differences | Investments in subsidiaries and others
The changes in cumulative temporary differences
Beginning		(404,147)	(260,739)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Ending		(565,035)	(404,147)
Taxable temporary differences | Others
The changes in cumulative temporary differences
Beginning		(446)	(1,042)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Ending		₩ (446)	₩ (446)

[1]	Includes Purchase Price Allocation (“PPA”) amount arising from the acquisition of KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.), KB Insurance Co., Ltd. and others.
[2]	Includes PPA amount arising from the acquisition of KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.), KB Insurance Co., Ltd. and others.
[3]	The corporate tax rate was changed due to the amendment of corporate tax law in 2022. Accordingly, the rate of 26.5% has been applied for the deferred tax assets and liabilities expected to be utilized in periods after December 31, 2022.